Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Conversion of convertible bonds into equity securities	$ 0.0		$ (120.5)	$ 0.0
Additions of financial assets at FVTOCI	253,613.9		268,653.5	257,824.5
Payments for acquisition of financial assets at FVTOCI	255,888.7	$ 9,224.5	262,637.5	257,558.2
Disposal of financial assets at FVTOCI	251,201.4		269,011.8	229,525.1
Additions of property, plant and equipment	835,406.3		525,720.7	564,283.0
Exchange of assets	(3,256.5)		(1.1)	(3,287.1)
Changes in other financial assets	2.9		10.5	22.2
Exchange of equity instruments	(106.2)
Proceeds from disposal of financial assets at FVTOCI	254,604.5		266,931.9	230,444.5
Transferred to initial carrying amount of hedged items	(41.4)		20.3	(82.3)
Changes in payables to contractors and equipment suppliers	5,153.3		(19,085.9)	(100,963.9)
Payments for acquisition of property, plant and equipment	839,195.7	30,252.2	507,238.7	460,422.2
Changes in account payable	8,298.3	299.2	404.6	5,860.1
Changes in accrued expenses and other current liabilities	2,381.0		(5,895.5)	(266.3)
Payments for acquisition of intangible assets	9,040.7	$ 325.9	9,542.4	9,329.9
Intangible assets [member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of intangible assets	9,318.5		12,559.5	9,237.7
Changes in account payable	0.0		191.4	70.0
Changes in accrued expenses and other current liabilities	(280.7)		(3,219.0)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	3,509.3		(2,079.9)	919.4
Payments for acquisition of intangible assets	9,040.7		9,542.4	9,329.9
Property, plant and equipment [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	$ 1,934.0		$ 584.7	$ 472.5